ZTIF P-1 06/12

SUPPLEMENT DATED JUNE 20, 2012

TO THE

SUMMARY PROSPECTUS AND PROSPECTUS

DATED MAY 1, 2012 OF

Foreign Equity Series

(A series of Templeton Institutional Funds)

The Summary Prospectus and Prospectus are amended as follows:

I.  The portfolio management team under the “Fund Summary - Portfolio Managers" section is revised as follows:

Portfolio Managers

CINDY L. SWEETING, CFA   Executive Vice President/Director of Institutional Portfolio Management of Investment Counsel and portfolio manager of the Fund since 2001.

PETER A. NORI, CFA   Executive Vice President/Portfolio Manager - Research Analyst of Investment Counsel and portfolio manager of the Fund since 1999.

ANTONIO T. DOCAL, CFA   Executive Vice President/Portfolio Manager - Research Analyst of Investment Counsel and portfolio manager of the Fund since 2003.

II. The portfolio management team under the “Fund Details - Management" section of prospectus beginning on page 47 is revised as follows:

The Fund is managed by a team of dedicated professionals focused on investments in foreign markets. The portfolio managers of the team are as follows:

CINDY L. SWEETING, CFA   Executive Vice President/Director of Institutional Portfolio Management of Investment Counsel

Ms. Sweeting has been a portfolio manager of the Fund since 2001, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 1997.

The following individuals have secondary portfolio management responsibilities:

PETER A. NORI, CFA   Executive Vice President/Portfolio Manager - Research Analyst of Investment Counsel

Mr. Nori has been a portfolio manager of the Fund since 1999, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1987.

ANTONIO T. DOCAL, CFA   Executive Vice President/Portfolio Manager-Research Analyst of Investment Counsel

Mr. Docal has been a portfolio manager of the Fund since 2003, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2001.

Please keep this supplement for future reference.